Supplemental Condensed Consolidating Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Financial Information [Abstract]
Condensed Consolidating Statement of Income

Condensed Consolidating Statement of Income

Year Ended December 31, 2011

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual allowances and discounts)	$—	$—	$7,904,497	$5,721,671	$—	$13,626,168
Provision for bad debts	—	—	1,003,252	716,704	—	1,719,956

Net operating revenues	—	—	6,901,245	5,004,967	—	11,906,212
Operating costs and expenses:
Salaries and benefits	—	—	3,065,753	2,512,172	—	5,577,925
Supplies	—	—	1,058,807	775,299	—	1,834,106
Other operating expenses	—	—	1,486,113	1,029,525	—	2,515,638
Electronic health records incentive reimbursement	—	—	(42,312)	(21,085)	—	(63,397)
Rent	—	—	124,823	129,958	—	254,781
Depreciation and amortization	—	—	393,549	259,125	—	652,674

Total operating costs and expenses	—	—	6,086,733	4,684,994	—	10,771,727

Income from operations	—	—	814,512	319,973	—	1,134,485
Interest expense, net	—	87,095	495,258	62,057	—	644,410
Loss (gain) from early extinguishment of debt	—	66,019	—	—	—	66,019
Equity in earnings of unconsolidated affiliates	(201,948)	(275,175)	(101,101)	—	528,733	(49,491)

Income from continuing operations before income taxes	201,948	122,061	420,355	257,916	(528,733)	473,547
Provision for (benefit from) income taxes	—	(79,887)	151,748	65,792	—	137,653

Income from continuing operations	201,948	201,948	268,607	192,124	(528,733)	335,894
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold	—	—	—	(7,769)	—	(7,769)
Impairment of hospitals sold	—	—	—	(47,930)	—	(47,930)
Loss on sale, net	—	—	—	(2,572)	—	(2,572)

(Loss) income from discontinued operations, net of taxes	—	—	—	(58,271)	—	(58,271)

Net income	201,948	201,948	268,607	133,853	(528,733)	277,623
Less: Net income attributable to noncontrolling interests	—	—	—	75,675	—	75,675

Net income attributable to Community Health Systems, Inc.	$201,948	$201,948	$268,607	$58,178	$(528,733)	$201,948

Condensed Consolidating Statement of Income Year Ended December 31, 2010
	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual allowances and discounts)	$—	$—	$7,271,078	$5,352,196	$—	$12,623,274
Provision for bad debts	—	—	901,580	629,272	—	1,530,852

Net operating revenues	—	—	6,369,498	4,722,924	—	11,092,422
Operating costs and expenses:
Salaries and benefits	—	—	2,792,543	2,301,224	—	5,093,767
Supplies	—	—	989,241	748,847	—	1,738,088
Other operating expenses	—	—	1,295,527	1,000,536	—	2,296,063
Electronic health records incentive reimbursement	—	—	—	—	—	—
Rent	—	—	118,215	130,248	—	248,463
Depreciation and amortization	—	—	348,037	246,960	—	594,997

Total operating costs and expenses	—	—	5,543,563	4,427,815	—	9,971,378

Income from operations	—	—	825,935	295,109	—	1,121,044

Interest expense, net	—	113,464	477,418	56,711	—	647,593
Loss (gain) from early extinguishment of debt	—	—	—	—	—	—
Equity in earnings of unconsolidated affiliates	(279,983)	(312,730)	(142,174)	—	689,444	(45,443)

Income from continuing operations before income taxes	279,983	199,266	490,691	238,398	(689,444)	518,894
Provision for (benefit from) income taxes	—	(80,717)	180,574	63,824	—	163,681

Income from continuing operations	279,983	279,983	310,117	174,574	(689,444)	355,213
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold	—	—	—	(6,772)	—	(6,772)
Impairment of hospitals sold	—	—	—	—	—	—
Loss on sale, net	—	—	—	—	—	—

(Loss) income from discontinued operations, net of taxes	—	—	—	(6,772)	—	(6,772)

Net income	279,983	279,983	310,117	167,802	(689,444)	348,441
Less: Net income attributable to noncontrolling interests	—	—	—	68,458	—	68,458

Net income attributable to Community Health Systems, Inc.	$279,983	$279,983	$310,117	$99,344	$(689,444)	$279,983

Condensed Consolidating Statement of Income Year Ended December 31, 2009
	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Operating revenues (net of contractual allowances and discounts)	$—	$—	$6,763,647	$4,978,807	$—	$11,742,454
Provision for bad debts	—	—	841,342	567,611	—	1,408,953

Net operating revenues	—	—	5,922,305	4,411,196	—	10,333,501
Operating costs and expenses:
Salaries and benefits	—	—	2,630,349	2,070,882	—	4,701,231
Supplies	—	—	933,730	716,049	—	1,649,779
Other operating expenses	—	—	1,169,896	959,185	—	2,129,081
Electronic health records incentive reimbursement	—	—	—	—	—	—
Rent	—	—	113,407	124,129	—	237,536
Depreciation and amortization	—	—	324,018	227,025	—	551,043

Total operating costs and expenses	—	—	5,171,400	4,097,270	—	9,268,670

Income from operations	—	—	750,905	313,926	—	1,064,831

Interest expense, net	—	110,507	479,458	53,643	—	643,608
Loss (gain) from early extinguishment of debt	—	(2,385)	—	—	—	(2,385)
Equity in earnings of unconsolidated affiliates	(243,150)	(259,270)	(157,491)	—	623,380	(36,531)
Impairment of long-lived and other assets	—	—	12,477	—	—	12,477

Income from continuing operations before income taxes	243,150	151,148	416,461	260,283	(623,380)	447,662
Provision for (benefit from) income taxes	—	(92,002)	159,921	73,932	—	141,851

Income from continuing operations	243,150	243,150	256,540	186,351	(623,380)	305,811
Discontinued operations, net of taxes:
(Loss) income from operations of entities sold	—	—	(50)	1,021	—	971
Impairment of hospitals sold	—	—	—	—	—	—
Loss on sale, net	—	—	—	(405)	—	(405)

(Loss) income from discontinued operations, net of taxes	—	—	(50)	616	—	566

Net income	243,150	243,150	256,490	186,967	(623,380)	306,377
Less: Net income attributable to noncontrolling interests	—	—	—	63,227	—	63,227

Net income attributable to Community Health Systems, Inc.	$243,150	$243,150	$256,490	$123,740	$(623,380)	$243,150

Condensed Consolidating Statements of Comprehensive Income
Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2011

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$201,948	$201,948	$268,607	$133,853	$(528,733)	$277,623

Other comprehensive income, net of taxes
Net change in fair value of interest rate swaps	55,145	55,145	—	—	(55,145)	55,145
Net change in fair value of available-for-sale securities	(960)	(960)	(960)	—	1,920	(960)
Amortization and recognition of unrecognized pension cost components	(7,737)	(7,737)	(7,737)	—	15,474	(7,737)

Other comprehensive income	46,448	46,448	(8,697)	—	(37,751)	46,448

Comprehensive income	248,396	248,396	259,910	133,853	(566,484)	324,071
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	75,675	—	75,675

Comprehensive income attributable to Community Health Systems, Inc.	$248,396	$248,396	$259,910	$58,178	$(566,484)	$248,396

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2010

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$279,983	$279,983	$310,117	$167,802	$(689,444)	$348,441

Other comprehensive income, net of taxes
Net change in fair value of interest rate swaps	(15,676)	(15,676)	—	—	15,676	(15,676)
Net change in fair value of available-for-sale securities	3,716	3,716	3,716	—	(7,432)	3,716
Amortization and recognition of unrecognized pension cost components	2,418	2,418	2,418	—	(4,836)	2,418

Other comprehensive income	(9,542)	(9,542)	6,134	—	3,408	(9,542)

Comprehensive income	270,441	270,441	316,251	167,802	(686,036)	338,899
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	68,458	—	68,458

Comprehensive income attributable to Community Health Systems, Inc.	$270,441	$270,441	$316,251	$99,344	$(686,036)	$270,441

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2009

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net income	$243,150	$243,150	$256,490	$186,967	$(623,380)	$306,377

Other comprehensive income, net of taxes
Net change in fair value of interest rate swaps	76,225	76,225	—	—	(76,225)	76,225
Net change in fair value of available-for-sale securities	412	412	412	—	(824)	412
Amortization and recognition of unrecognized pension cost components	(2,447)	(2,447)	(2,447)	—	4,894	(2,447)

Other comprehensive income	74,190	74,190	(2,035)	—	(72,155)	74,190

Comprehensive income	317,340	317,340	254,455	186,967	(695,535)	380,567
Less: Comprehensive income attributable to noncontrolling interests	—	—	—	63,227	—	63,227

Comprehensive income attributable to Community Health Systems, Inc.	$317,340	$317,340	$254,455	$123,740	$(695,535)	$317,340

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

December 31, 2011

	Parent		Other	Non-
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$14,536	$115,329	$—	$129,865
Patient accounts receivable, net of allowance for doubtful accounts	—	—	1,088,121	746,046	—	1,834,167
Supplies	—	—	215,203	131,408	—	346,611
Deferred income taxes	89,797	—	—	—	—	89,797
Prepaid expenses and taxes	101,389	117	83,983	28,513	—	214,002
Other current assets	—	10,235	141,192	80,220	—	231,647

Total current assets	191,186	10,352	1,543,035	1,101,516	—	2,846,089

Intercompany receivable	1,160,785	9,294,295	1,741,928	1,672,003	(13,869,011)	—

Property and equipment, net	—	—	4,395,498	2,460,478	—	6,855,976

Goodwill	—	—	2,412,517	1,852,328	—	4,264,845

Other assets, net of accumulated amortization	—	99,521	523,645	618,764	—	1,241,930

Net investment in subsidiaries	1,758,458	6,413,757	2,450,625	—	(10,622,840)	—

Total assets	$3,110,429	$15,817,925	$13,067,248	$7,705,089	$(24,491,851)	$15,208,840

LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$—	$49,954	$9,625	$4,127	$—	$63,706
Accounts payable	—	345	511,145	237,507	—	748,997
Deferred income taxes	—	—	—	—	—	—
Accrued interest	—	109,984	131	6	—	110,121
Accrued liabilities	7,580	567	662,746	317,422	—	988,315

Total current liabilities	7,580	160,850	1,183,647	559,062	—	1,911,139

Long-term debt	—	8,707,805	49,184	25,809	—	8,782,798

Intercompany payable	—	4,936,587	9,290,461	6,229,469	(20,456,517)	—

Deferred income taxes	704,725	—	—	—	—	704,725

Other long-term liabilities	1,028	254,228	433,119	261,615	—	949,990

Total liabilities	713,333	14,059,470	10,956,411	7,075,955	(20,456,517)	12,348,652

Redeemable noncontrolling interests in equity of consolidated subsidiaries	—	—	—	395,743	—	395,743

Equity:
Community Health Systems, Inc. stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	915	—	1	2	(3)	915
Additional paid-in capital	1,086,008	701,399	769,841	59,941	(1,531,181)	1,086,008
Treasury stock, at cost	(6,678)	—	—	—	—	(6,678)

Accumulated other comprehensive (loss) income	(184,479)	(184,479)	(21,687)	—	206,166	(184,479)
Retained earnings	1,501,330	1,241,535	1,362,682	106,099	(2,710,316)	1,501,330

Total Community Health Systems, Inc. stockholders’ equity	2,397,096	1,758,455	2,110,837	166,042	(4,035,334)	2,397,096
Noncontrolling interests in equity of consolidated subsidiaries	—	—	—	67,349	—	67,349

Total equity	2,397,096	1,758,455	2,110,837	233,391	(4,035,334)	2,464,445

Total liabilities and equity	$3,110,429	$15,817,925	$13,067,248	$7,705,089	$(24,491,851)	$15,208,840

Condensed Consolidating Balance Sheet

December 31, 2010

	Parent		Other	Non-
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
ASSETS
Current assets:
Cash and cash equivalents	$—	$—	$213,117	$86,052	$—	$299,169
Patient accounts receivable, net of allowance for doubtful accounts	—	—	969,928	744,614	—	1,714,542
Supplies	—	—	193,902	135,212	—	329,114
Deferred income taxes	115,819	—	—	—	—	115,819
Prepaid expenses and taxes	118,464	116	88,647	11,991	—	219,218
Other current assets	—	41	137,113	56,177	—	193,331

Total current assets	234,283	157	1,602,707	1,034,046	—	2,871,193

Intercompany receivable	1,079,294	9,002,158	1,424,734	1,370,494	(12,876,680)	—

Property and equipment, net	—	—	3,889,651	2,434,786	—	6,324,437

Goodwill	—	—	2,331,452	1,818,795	—	4,150,247

Other assets, net of accumulated amortization	—	131,352	438,131	782,763	—	1,352,246

Net investment in subsidiaries	1,510,063	5,267,860	1,944,795	—	(8,722,718)	—

Total assets	$2,823,640	$14,401,527	$11,631,470	$7,440,884	$(21,599,398)	$14,698,123

LIABILITIES AND EQUITY
Current liabilities:
Current maturities of long-term debt	$—	$49,953	$11,070	$2,116	$—	$63,139
Accounts payable	—	—	361,088	165,250	—	526,338
Deferred income taxes	8,882	—	—	—	—	8,882
Accrued interest	—	146,297	116	2	—	146,415
Accrued liabilities	7,595	567	567,101	322,003	—	897,266

Total current liabilities	16,477	196,817	939,375	489,371	—	1,642,040

Long-term debt	—	8,734,473	44,831	29,078	—	8,808,382

Intercompany payable	—	3,619,651	8,424,670	6,086,227	(18,130,548)	—

Deferred income taxes	608,177	—	—	—	—	608,177

Other long-term liabilities	9,522	340,526	371,667	279,960	—	1,001,675

Total liabilities	634,176	12,891,467	9,780,543	6,884,636	(18,130,548)	12,060,274

Redeemable noncontrolling interests in equity of consolidated subsidiaries	—	—	—	387,472	—	387,472

Equity:
Community Health Systems, Inc. stockholders’ equity:
Preferred stock	—	—	—	—	—	—
Common stock	936	—	1	2	(3)	936
Additional paid-in capital	1,126,751	640,683	685,921	39,693	(1,366,297)	1,126,751
Treasury stock, at cost	(6,678)	—	—	—	—	(6,678)

Accumulated other comprehensive (loss) income	(230,927)	(230,927)	(12,990)	—	243,917	(230,927)
Retained earnings	1,299,382	1,100,304	1,177,995	68,169	(2,346,468)	1,299,382

Total Community Health Systems, Inc. stockholders’ equity	2,189,464	1,510,060	1,850,927	107,864	(3,468,851)	2,189,464
Noncontrolling interests in equity of consolidated subsidiaries	—	—	—	60,913	—	60,913

Total equity	2,189,464	1,510,060	1,850,927	168,777	(3,468,851)	2,250,377

Total liabilities and equity	$2,823,640	$14,401,527	$11,631,470	$7,440,885	$(21,599,399)	$14,698,123

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2011

	Parent		Other	Non-
	Guarantor	Issuer	Guarantors	Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(41,780)	$(111,011)	$840,582	$574,117	$—	$1,261,908

Cash flows from investing activities:
Acquisitions of facilities and other related equipment	—	—	(370,243)	(45,117)	—	(415,360)
Purchases of property and equipment	—	—	(440,754)	(335,959)	—	(776,713)
Proceeds from disposition of hospitals and other ancillary operations	—	—	—	173,387	—	173,387
Proceeds from sale of property and equipment	—	—	2,283	8,877	—	11,160
Increase in other investments	—	(10,000)	(129,852)	(48,397)	—	(188,249)

Net cash used in investing activities	—	(10,000)	(938,566)	(247,209)	—	(1,195,775)

Cash flows from financing activities:
Proceeds from exercise of stock options	18,910	—	—	—	—	18,910
Repurchase of restricted stock shares for payroll tax withholding requirements	(13,311)	—	—	—	—	(13,311)
Deferred financing costs	—	(19,352)	—	—	—	(19,352)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	5,290	—	—	—	—	5,290
Stock buy-back	(85,790)	—	—	—	—	(85,790)
Proceeds from noncontrolling investors in joint ventures	—	—	—	1,229	—	1,229
Redemption of noncontrolling investments in joint ventures	—	—	—	(13,022)	—	(13,022)
Distributions to noncontrolling investors in joint ventures	—	—	—	(56,094)	—	(56,094)
Changes in intercompany balances with affiliates, net	116,681	209,066	(95,945)	(229,802)	—	—
Borrowings under credit agreement	—	560,000	18,236	2,145	(2,145)	578,236
Issuance of long-term debt	—	1,000,000	—	—	—	1,000,000
Repayments of long-term indebtedness	—	(1,628,703)	(22,888)	(2,087)	2,145	(1,651,533)

Net cash provided by (used in) financing activities	41,780	121,011	(100,597)	(297,631)	—	(235,437)

Net change in cash and cash equivalents	—	—	(198,581)	29,277	—	(169,304)
Cash and cash equivalents at beginning of period	—	—	213,117	86,052	—	299,169

Cash and cash equivalents at end of period	$—	$—	$14,536	$115,329	$—	$129,865

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2010

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(154,101)	$(87,018)	$782,993	$646,856	$—	$1,188,730

Cash flows from investing activities:
Acquisitions of facilities and other related equipment	—	—	(204,773)	(43,478)	—	(248,251)
Purchases of property and equipment	—	—	(342,735)	(324,643)	—	(667,378)
Proceeds from disposition of hospitals and other ancillary operations	—	—	—	—	—	—
Proceeds from sale of property and equipment	—	—	8,140	261	—	8,401
Increase in other investments	—	—	(112,587)	(24,495)	—	(137,082)

Net cash used in investing activities	—	—	(651,955)	(392,355)	—	(1,044,310)

Cash flows from financing activities:
Proceeds from exercise of stock options	56,916	—	—	—	—	56,916
Repurchase of restricted stock shares for payroll tax withholding requirements	—	—	—	—	—	—
Deferred financing costs	—	(13,260)	—	—	—	(13,260)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	10,219	—	—	—	—	10,219
Stock buy-back	(113,961)	—	—	—	—	(113,961)
Proceeds from noncontrolling investors in joint ventures	—	—	—	7,201	—	7,201
Redemption of noncontrolling investments in joint ventures	—	—	—	(7,318)	—	(7,318)
Distributions to noncontrolling investors in joint ventures	—	—	—	(68,113)	—	(68,113)
Changes in intercompany balances with affiliates, net	200,927	144,788	(142,864)	(202,851)	—	—
Borrowings under credit agreement		—	—	—	—	—
Issuance of long-term debt	—	—	—	—	—	—
Repayments of long-term indebtedness	—	(44,510)	(13,507)	(3,459)	—	(61,476)

Net cash provided by (used in) financing activities	154,101	87,018	(156,371)	(274,540)	—	(189,792)

Net change in cash and cash equivalents	—	—	(25,333)	(20,039)	—	(45,372)
Cash and cash equivalents at beginning of period	—	—	238,450	106,091	—	344,541

Cash and cash equivalents at end of period	$—	$—	$213,117	$86,052	$—	$299,169

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2009

	Parent Guarantor	Issuer	Other Guarantors	Non- Guarantors	Eliminations	Consolidated
	(In thousands)
Net cash (used in) provided by operating activities	$(62,883)	$(88,486)	$671,528	$556,270	$—	$1,076,429

Cash flows from investing activities:
Acquisitions of facilities and other related equipment	—	—	(199,363)	(64,410)	—	(263,773)
Purchases of property and equipment	—	—	(368,408)	(208,480)	—	(576,888)
Proceeds from disposition of hospitals and other ancillary operations	—	—	—	89,514	—	89,514
Proceeds from sale of property and equipment	—	—	824	3,195	—	4,019
Increase in other investments	—	—	(115,799)	(4,255)	—	(120,054)

Net cash used in investing activities	—	—	(682,746)	(184,436)	—	(867,182)

Cash flows from financing activities:
Proceeds from exercise of stock options	12,759	—	—	—	—	12,759
Repurchase of restricted stock shares for payroll tax withholding requirements	—	—	—	—	—	—
Deferred financing costs	—	(82)	—	—	—	(82)
Excess tax benefit (income tax payable increase) relating to stock-based compensation	(3,472)	—	—	—	—	(3,472)
Stock buy-back	—	—	—	—	—	—
Proceeds from noncontrolling investors in joint ventures	—	—	—	29,838	—	29,838
Redemption of noncontrolling investments in joint ventures	—	—	—	(7,268)	—	(7,268)
Distributions to noncontrolling investors in joint ventures	—	—	—	(58,963)	—	(58,963)
Changes in intercompany balances with affiliates, net	53,596	135,518	100,944	(290,058)	—	—
Borrowings under credit agreement	—	200,000	4,045	2,570	(6,615)	200,000
Issuance of long-term debt	—	—	—	—	—	—
Repayments of long-term indebtedness	—	(246,950)	(13,853)	(3,985)	6,615	(258,173)

Net cash provided by (used in) financing activities	62,883	88,486	91,136	(327,866)	—	(85,361)

Net change in cash and cash equivalents	—	—	79,918	43,968	—	123,886
Cash and cash equivalents at beginning of period	—	—	158,532	62,123	—	220,655

Cash and cash equivalents at end of period	$—	$—	$238,450	$106,091	$—	$344,541